Investor A C Institutional and Class R [Member] Average Annual Total Returns - Investor A, C, Institutional and Class R		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%	11.72%
MSCI All-Country World Information Technology 10/40 Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	30.16%
MSCI All-Country World Information Technology Index (Net) (Reflects no deduction for fees, expenses or taxes, except for withholding taxes on reinvested dividends)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[3]	26.37%	17.13%	21.59%
INSTITUTIONAL
Prospectus [Line Items]
Average Annual Return, Percent		19.83%	8.37%	20.91%
INVESTOR A
Prospectus [Line Items]
Average Annual Return, Percent		13.26%	6.94%	19.96%
INVESTOR A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.67%	5.67%	18.77%
INVESTOR A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.93%	5.27%	16.93%
INVESTOR C
Prospectus [Line Items]
Average Annual Return, Percent		17.66%	7.30%	19.88%
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		19.23%	7.83%	20.30%

[1]	Returns for net indices generally assume the reinvestment of dividends after the deduction of the maximum withholding tax in each country applicable to non-residents of the country as determined by the index provider. Such indices use withholding tax rates that are often at a higher rate than the rates to which the Fund is subject in each country, including for countries where the Fund is not subject to withholding taxes. When this is the case, index performance will be lower than if the index used the Fund’s applicable withholding tax rates, if any. For additional comparative performance information for the MSCI All Country World Index, the MSCI All-Country World Information Technology 10/40 Index and the MSCI All-Country World Information Technology Index, please see the Fund’s Statement of Additional Information.
[2]	The inception date of the MSCI All-Country World Information Technology 10/40 Index (Net) was February 23, 2024.
[3]	The Fund has added this additional benchmark.